Management's Liquidity Plans (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Management's Liquidity Plans (Details) [Line Items]
marketable securities		$ 537,000
Working capital	$ 3,698,000	2,782,000
Sponsor [Member]
Management's Liquidity Plans (Details) [Line Items]
Payable to related party		$ 150,000